Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Subsequent Events [Abstract]
Subsequent Events

Note 14 – Subsequent Events

The Company evaluated all events and transactions that occurred after September 30, 2024 up through December 19, 2024, which is the date that these unaudited condensed consolidated financial statements are available to be issued, there were no other any material subsequent events that require disclosure in these unaudited condensed consolidated financial statements.

Note 14 – Subsequent Events

The Company evaluated all events and transactions that occurred after December 31, 2023 up through June 20, 2024, which is the date that these consolidated financial statements are available to be issued, there were no other any material subsequent events that require disclosure in these consolidated financial statements other than disclosed below.

The Company performed the Group Reorganization as detailed in Note 1 above.

On January 17, 2024, the Company approved the following transactions:

●	Authorized 50,000,000 shares of preferred stock with a par value of $0.001. The Company has designated 20,000,000 preferred shares, par value $0.001, as Series A Preferred Stock. Initially, holders of Series A preferred stock would have 20 voting rights for each Series A preferred stock on any matter which action of the stockholders of the corporation is sought. The Series A preferred stock will vote together with the common stock. Common stock and Series A preferred stock are not convertible into each other. Holders of Series A preferred stock are not entitled to receive dividends. The Series A preferred stock does not have liquidation preference over the Company’s common stock, and therefore ranks pari passu with the Common Stock in the event of liquidation.

●	Issued 10,000,000 shares of Series A preferred to founders of the Company for $10,000.

●	Issued 5,440,000 shares of common stock, for the entire issued share capital of Pine Ridge.

●	Issued a total of 8,160,000 shares of common stock, to founders of the Company for $8,160.

On April 15, 2024, Chrome I and Mr. Cheung Ching Ping, Mr. Cheung Chi Ping and Mr. Cheung Yick Chung, the shareholders of the Company, entered into a shareholder agreement. Pursuant to which, the shareholders agreed to grant a shareholder loan with principal amount of $500,000 with Mr. Cheung Ching Ping providing $250,000 (50%), Mr. Cheung Chi Ping providing $200,000 (40%), and Mr. Cheung Yick Chung providing $50,000 (10%). These loans are interest free and is repayable on demand and is not secured for the purpose of repayment of a working capital loan borrowed from third parties.

Subsequent to the year end and up to April 19, 2024, the Company has early repaid a 3.75% annual interest-bearing borrowing with outstanding balance of $488,961 as of December 31, 2023 in full.

On June 11, 2024, the Board of Directors approved to effect a 1.25-for-1 reverse stock split for the issued common stocks, such that every holder of 1.25 shares of common stock of the Company shall receive 1 share of common stock resulting in the issued common stocks to be 10,880,000 which are being held by Ace Champion of 5,440,000 shares of common stock, Chrome Fields of 4,352,000 shares of common stock and Trendy View of 1,088,000 shares of common stock.